Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
WILLIAMS-SONOMA, INC. 401(K) PLAN
Form 5500, Schedule H, Part IV, Line 4i
Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost**	(e) Current Value
	Common collective trust funds:
	State Street Target Retirement 2040 Fund	Common Collective Trust Fund		$45,440,138
	State Street Target Retirement 2030 Fund	Common Collective Trust Fund		35,699,814
	State Street Target Retirement 2050 Fund	Common Collective Trust Fund		31,169,703
	State Street Target Retirement 2045 Fund	Common Collective Trust Fund		30,596,887
	State Street Target Retirement 2035 Fund	Common Collective Trust Fund		26,751,085
	State Street Target Retirement 2055 Fund	Common Collective Trust Fund		22,214,994
	State Street Target Retirement 2060 Fund	Common Collective Trust Fund		15,594,683
	State Street Target Retirement VI Fund	Common Collective Trust Fund		14,655,543
	State Street Target Retirement 2025 Fund	Common Collective Trust Fund		12,751,507
	State Street Target Retirement 2065 Fund	Common Collective Trust Fund		3,923,137
	JPMCB US Active Core Equity Fund-CF-X2 Class	Common Collective Trust Fund		118,944,904
	WTC CIF II International Opportunity	Common Collective Trust Fund		24,346,430
	Galliard Managed Income Fund MC	Common Collective Trust Fund		23,780,047
	State Street Global All Cap Equity Ex-U.S.	Common Collective Trust Fund		20,266,108
	Metropolitan West Total Return Bond Fund CL Z1	Common Collective Trust Fund		18,272,862
	William Blair Small-Mid Cap Core Fund	Common Collective Trust Fund		17,925,645
				462,333,487
	Mutual funds:
*	Schwab S&P 500 Index Fund	Mutual Fund		141,868,246
	Vanguard Total Bond Market Index Inst	Mutual Fund		26,720,025
	Vanguard Extended Market Index Inst	Mutual Fund		22,036,065
				190,624,336
	Employer securities:
*	Williams-Sonoma, Inc. Stock Fund	Employer Securities		198,071,076

	Self-directed brokerage account:
*	Schwab Personal Choice Retirement Account	Self-Directed Brokerage Account		17,320,930

	Participants:
*	Notes receivable from participants	Loans to participants (at interest rates of 4.25% to 9.50%)***		8,072,602
				$876,422,431

*	Represents an exempt party-in-interest transaction.
**	Cost information is not required for participant-directed investments and therefore is not included.
***	Includes notes receivable from participants with original maturities of up to 15 years through 2040. See Note 1 to Financial Statements.